Pay vs Performance Disclosure		3 Months Ended	9 Months Ended	12 Months Ended			15 Months Ended	21 Months Ended	36 Months Ended
		Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022	Sep. 30, 2021	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The table below sets forth comparative information of the relationship between the “compensation actually paid” to our CEO and other named executive officers (computed in the manner required by SEC rules as described below), and certain financial performance measures over the last three fiscal years.

	Summary compensation table total for CEO(1)		Compensation actually paid to CEO(2)		Average summary compensation table total for non-CEO NEOs(3)	Average compensation actually paid to non-CEO NEOs(3)(4)	Value of initial fixed $100 investment based on:
Year	Post- Merger	Pre- Merger	Post- Merger	Pre- Merger			Total shareholder return	Peer group total shareholder return(5)	Net income (in millions)	Free Cash Flow (in millions)
2022	$15,303,397		$32,092,019		$10,068,380	$10,308,634	$166.86	$193.53	$4,065	$3,642
2021	$11,061,939	$14,554,728	$6,097,986	$14,225,161	$6,826,596	$6,780,037	$118.13	$118.49	$1,158	$1,088
2020		$14,194,706		$17,805,568	$3,503,938	$4,256,657	$95.66	$62.55	$201	$109
(1)	Reflects the summary compensation table total compensation of (a) our current CEO, Thomas E. Jorden, from his appointment on October 1, 2021 to present and (b) our former CEO, Dan O. Dinges, for prior periods.
(2)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Jorden (post-Merger) and Mr. Dinges (pre-Merger), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jorden or Mr. Dinges, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jorden’s and Mr. Dinges’s respective total compensation for each year to determine the compensation actually paid:

	2022	2021		2020
Adjustment to Determine Compensation Actually Paid for CEO		Post-Merger	Pre-Merger
Total reported in Summary Compensation Table (SCT)	$15,303,397	$11,061,939	$14,554,728	$14,194,706
Minus: Value of Stock & Option Awards Reported in SCT	$(12,554,661)	$(10,000,000)	$(10,649,843)	$(11,267,676)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,257,188	$9,286,421	$-	$12,760,574
Plus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$7,430,809	$(5,392,173)	$-	$1,161,681
Plus: FMV of Awards Granted this Year and that Vested this Year	$-	$-	$10,901,242	$-
Plus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$6,860,435	$(846,226)	$(580,966)	$956,283
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$4,794,851	$1,988,025	$-	$-
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$-	$-	$-	$-
Total Adjustments	$16,788,622	$(4,963,953)	$(329,567)	$3,610,862
“Compensation Actually Paid”	$32,092,019	$6,097,986	$14,225,161	$17,805,568

(3)	The non-CEO NEOs included in this column are:

Year	Non-CEO NEOs
2022	Scott C. Schroeder, Dan O. Dinges, Stephen P. Bell, and Christopher H. Clason
2021	Scott C. Schroeder, Stephen P. Bell, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
2020	Scott C. Schroeder, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton

(4)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to the Company’s NEOs as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) for each year to determine the compensation actually paid using the same methodology described above in footnote(4):

Adjustment to Determine Compensation Actually Paid for NEOs	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$10,068,380	$6,826,596	$3,503,938
Minus: Value of Stock & Option Awards Reported in SCT	$(3,935,574)	$(2,759,065)	$(2,413,381)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,630,038	$847,510	$2,728,760
Plus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$340,299	$-	$240,708
Plus: FMV of Awards Granted this Year and that Vested this Year	$-	$1,913,978	$-
Plus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$-	$(72,443)	$196,632
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$205,491	$23,461	$-
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$-	$-	$-
Total Adjustments	$240,254	$(46,559)	$752,719
“Compensation Actually Paid”	$10,308,634	$6,780,037	$4,256,657

(5)	The amounts reported in this column represent the value of an initial $100 investment in the Company’s 2022 compensation peer group. See the “Company TSR vs Peer TSR & Alignment of CAP with Company TSR” graph and related footnotes under “Relationship Between Compensation Actually Paid and Performance Measures” below for more information.

Company Selected Measure Name									Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(3)	The non-CEO NEOs included in this column are:

Year	Non-CEO NEOs
2022	Scott C. Schroeder, Dan O. Dinges, Stephen P. Bell, and Christopher H. Clason
2021	Scott C. Schroeder, Stephen P. Bell, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
2020	Scott C. Schroeder, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton

Peer Group Issuers, Footnote [Text Block]
(1)	The 2020 compensation peer group was comprised of the following companies: Antero Resources Corporation, Apache Corporation, Chesapeake Energy Company, Cimarex Energy Company, Concho Resources Inc., Continental Resources Inc., Devon Energy Corporation, EQT Corporation, Marathon Oil Corporation, Murphy Oil Corporation, Noble Energy Inc., Ovintiv Inc., Pioneer Natural Resources Company, Range Resources Corporation, Southwestern Energy Company and WPX Energy, Inc. As of March 9, 2023, Cimarex Energy Company, Concho Resources Inc., Continental Resources, Inc., Noble Energy Inc., WPX Energy, Inc. were no longer publicly traded and were therefore excluded from the data shown.

(2)	The 2021 compensation peer group was comprised of the following companies: Antero Resources Corporation, Apache Corporation, CNX Resources Corporation, Cimarex Energy Company, Continental Resources Inc., Devon Energy Corporation, Diamondback Energy, Inc., EQT Corporation, Marathon Oil Corporation, Murphy Oil Corporation, Ovintiv Inc., Pioneer Natural Resources Company, Range Resources Corporation, and Southwestern Energy Company. As of March 9, 2023, Cimarex Energy Company and Continental Resources, Inc. were no longer publicly traded and were therefore excluded from the data shown.
(3)	The 2022 compensation peer group was comprised of the following companies: Antero Resources Corporation, Apache Corporation, Chesapeake Energy Corporation, CNX Resources Corporation, Continental Resources Inc., Devon Energy Corporation, Diamondback Energy, Inc., EOG Resources, Inc., EQT Corporation, Hess Corporation, Marathon Oil Corporation, Occidental Petroleum Corporation, Ovintiv Inc., and Pioneer Natural Resources Company. As of March 9, 2023, Continental Resources, Inc. was no longer publicly traded and was therefore excluded from the data shown.

PEO Total Compensation Amount	[1]	$ 11,061,939	$ 14,554,728	$ 15,303,397		$ 14,194,706
PEO Actually Paid Compensation Amount	[2]	6,097,986	14,225,161	32,092,019		17,805,568
Adjustment To PEO Compensation, Footnote [Text Block]	(2)The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Jorden (post-Merger) and Mr. Dinges (pre-Merger), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jorden or Mr. Dinges, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jorden’s and Mr. Dinges’s respective total compensation for each year to determine the compensation actually paid:
	2022	2021		2020
Adjustment to Determine Compensation Actually Paid for CEO		Post-Merger	Pre-Merger
Total reported in Summary Compensation Table (SCT)	$15,303,397	$11,061,939	$14,554,728	$14,194,706
Minus: Value of Stock & Option Awards Reported in SCT	$(12,554,661)	$(10,000,000)	$(10,649,843)	$(11,267,676)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,257,188	$9,286,421	$-	$12,760,574
Plus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$7,430,809	$(5,392,173)	$-	$1,161,681
Plus: FMV of Awards Granted this Year and that Vested this Year	$-	$-	$10,901,242	$-
Plus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$6,860,435	$(846,226)	$(580,966)	$956,283
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$4,794,851	$1,988,025	$-	$-
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$-	$-	$-	$-
Total Adjustments	$16,788,622	$(4,963,953)	$(329,567)	$3,610,862
“Compensation Actually Paid”	$32,092,019	$6,097,986	$14,225,161	$17,805,568

Non-PEO NEO Average Total Compensation Amount	[3]		6,826,596	10,068,380		3,503,938
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]		6,780,037	$ 10,308,634		4,256,657
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to the Company’s NEOs as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) for each year to determine the compensation actually paid using the same methodology described above in footnote(4):

Adjustment to Determine Compensation Actually Paid for NEOs	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$10,068,380	$6,826,596	$3,503,938
Minus: Value of Stock & Option Awards Reported in SCT	$(3,935,574)	$(2,759,065)	$(2,413,381)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,630,038	$847,510	$2,728,760
Plus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$340,299	$-	$240,708
Plus: FMV of Awards Granted this Year and that Vested this Year	$-	$1,913,978	$-
Plus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$-	$(72,443)	$196,632
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$205,491	$23,461	$-
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$-	$-	$-
Total Adjustments	$240,254	$(46,559)	$752,719
“Compensation Actually Paid”	$10,308,634	$6,780,037	$4,256,657

Compensation Actually Paid vs. Total Shareholder Return [Text Block]									Company TSR vs Peer TSR & Alignment of CAP with Company TSR
Compensation Actually Paid vs. Net Income [Text Block]

Alignment of CAP with Net Income & Free Cash Flow(1)
$ millions

(1)	Free Cash Flow is defined as cash flow from operating activities excluding changes in assets and liabilities less cash paid for capital expenditures. Free Cash Flow is not a measure of financial performance under GAAP and should not be considered as an alternative to cash flow from operating activities or net income, as defined by GAAP, or as a measure of liquidity.

Tabular List [Table Text Block]

Performance Measures

The table below sets forth our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ending December 31, 2022. Please see “Compensation Discussion and Analysis—Annual Cash Incentive Bonus—2022 Performance Metrics and Goals” and “—Determination of 2022 Bonus Payout” for further information regarding these performance measures and their function in our executive compensation program. The performance measures included in this table are not ranked by relative importance.

2022 Most Important Performance Measures (unranked)
ROIC
Free Cash Flow
Relative TSR

Total Shareholder Return Amount			118.13	$ 166.86		95.66
Peer Group Total Shareholder Return Amount	[5]		118.49	193.53		62.55
Net Income (Loss)			$ 1,158	$ 4,065		$ 201
Company Selected Measure Amount			1,088	3,642		109
PEO Name							Thomas E. Jorden	Dan O. Dinges
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name									ROIC
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name									Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name									Relative TSR
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,000,000)	$ (10,649,843)	$ (12,554,661)		$ (11,267,676)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,286,421		10,257,188		12,760,574
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,392,173)		7,430,809		1,161,681
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,901,242
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(846,226)	(580,966)	6,860,435		956,283
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,988,025		4,794,851
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,963,953)	$ (329,567)	16,788,622		3,610,862
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,935,574)	$ (2,759,065)	(2,413,381)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,630,038	847,510	2,728,760
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				340,299		240,708
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,913,978
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(72,443)	196,632
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				205,491	23,461
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 240,254	$ (46,559)	$ 752,719

[1]	(1)Reflects the summary compensation table total compensation of (a) our current CEO, Thomas E. Jorden, from his appointment on October 1, 2021 to present and (b) our former CEO, Dan O. Dinges, for prior periods.
[2]	(2)The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Jorden (post-Merger) and Mr. Dinges (pre-Merger), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jorden or Mr. Dinges, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jorden’s and Mr. Dinges’s respective total compensation for each year to determine the compensation actually paid:
	2022	2021		2020
Adjustment to Determine Compensation Actually Paid for CEO		Post-Merger	Pre-Merger
Total reported in Summary Compensation Table (SCT)	$15,303,397	$11,061,939	$14,554,728	$14,194,706
Minus: Value of Stock & Option Awards Reported in SCT	$(12,554,661)	$(10,000,000)	$(10,649,843)	$(11,267,676)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,257,188	$9,286,421	$-	$12,760,574
Plus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$7,430,809	$(5,392,173)	$-	$1,161,681
Plus: FMV of Awards Granted this Year and that Vested this Year	$-	$-	$10,901,242	$-
Plus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$6,860,435	$(846,226)	$(580,966)	$956,283
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$4,794,851	$1,988,025	$-	$-
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$-	$-	$-	$-
Total Adjustments	$16,788,622	$(4,963,953)	$(329,567)	$3,610,862
“Compensation Actually Paid”	$32,092,019	$6,097,986	$14,225,161	$17,805,568

[3]
(3)	The non-CEO NEOs included in this column are:

Year	Non-CEO NEOs
2022	Scott C. Schroeder, Dan O. Dinges, Stephen P. Bell, and Christopher H. Clason
2021	Scott C. Schroeder, Stephen P. Bell, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
2020	Scott C. Schroeder, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton

[4]
(4)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to the Company’s NEOs as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) for each year to determine the compensation actually paid using the same methodology described above in footnote(4):

Adjustment to Determine Compensation Actually Paid for NEOs	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$10,068,380	$6,826,596	$3,503,938
Minus: Value of Stock & Option Awards Reported in SCT	$(3,935,574)	$(2,759,065)	$(2,413,381)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,630,038	$847,510	$2,728,760
Plus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$340,299	$-	$240,708
Plus: FMV of Awards Granted this Year and that Vested this Year	$-	$1,913,978	$-
Plus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$-	$(72,443)	$196,632
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$205,491	$23,461	$-
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$-	$-	$-
Total Adjustments	$240,254	$(46,559)	$752,719
“Compensation Actually Paid”	$10,308,634	$6,780,037	$4,256,657

[5]

(5)	The amounts reported in this column represent the value of an initial $100 investment in the Company’s 2022 compensation peer group. See the “Company TSR vs Peer TSR & Alignment of CAP with Company TSR” graph and related footnotes under “Relationship Between Compensation Actually Paid and Performance Measures” below for more information.